CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, income tax expense (benefit)	$ 1,825	$ 0